Share Capital - Outstanding and Exercisable Options (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) shares $ / shares	Dec. 31, 2019 CAD ($) shares $ / shares
Disclosure of share capital, reserves and other equity interest [Abstract]
Number of stock options outstanding, beginning of year (in options) | shares	18,498,000	19,967,000
Number of stock options granted (in options) | shares	6,113,000	4,241,000
Number of share options surrendered for cash (in options) | shares	0	(4,000)
Number of stock options expired or forfeited (in options) | shares	(5,728,000)	(5,706,000)
Number of stock options outstanding, end of year (in options) | shares	18,883,000	18,498,000
Number of stock options exercisable, end of year (in options) | shares	9,651,000	10,596,000
Weighted average exercise price of stock options outstanding, beginning of year (in cad per option) | $ / shares	$ 17.75	$ 21.48
Weighted average exercise price of stock options granted (in cad per option) | $ / shares	2.86	14.31
Weighted average exercise price of share options surrendered for cash (in cad per option) | $ / shares	0	15.67
Weighted average exercise price of stock options expired/forfeited (in cad per option) | $ / shares	20.78	28.27
Weighted average exercise price of stock options outstanding, end of year (in cad per option) | $ / shares	12.01	17.75
Weighted average exercise price of options exercisable (in cad per option) | $ / shares	$ 16.11	$ 19.27
Weighted average fair value (in CAD per option) | $	$ 0.87	$ 0.25